Income Taxes (Schedule Of Provision For Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current, U.S. federal	$ 11,724	$ 64,698	$ 55,026
Current, U.S. state and local	4,144	9,927	8,104
Current, Foreign	465	393	397
Deferred, U.S. federal, state and local	2,402	(6,712)	6,323
Deferred, Foreign	5	5	2
Total	$ 18,740	$ 68,311	$ 69,852